Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 10: Fair Value Measurements

The carrying amounts and estimated fair values of our financial assets and liabilities, including related current portions, were as follows:

	September 30, 2014
		Hierarchy Level
	Carrying Amount	Level 1	Level 2	Level 3
	(in millions)
Assets:
Cash equivalents	$290	$—	$290	$—
Restricted cash equivalents	97	—	97	—
Timeshare financing receivables	1,002	—	—	1,004
Interest rate swaps	4	—	4	—

Liabilities:
Long-term debt(1)(2)	11,051	1,606	—	9,592
Non-recourse debt(3)	661	—	—	657

	December 31, 2013
		Hierarchy Level
	Carrying Amount	Level 1	Level 2	Level 3
	(in millions)
Assets:
Cash equivalents	$309	$—	$309	$—
Restricted cash equivalents	107	—	107	—
Timeshare financing receivables	994	—	—	996
Interest rate swaps	10	—	10	—

Liabilities:
Long-term debt(1)	11,682	57	1,560	10,358
Non-recourse debt(3)	672	—	—	670

(1)	Excludes capital lease obligations with a carrying value of $76 million and $73 million as of September 30, 2014 and December 31, 2013, respectively.
(2)	As of September 30, 2014, the classification of certain long-term debt with a carrying value of $1,500 million changed from Level 2 to Level 1 upon the availability of active market pricing data.
(3)	Excludes capital lease obligations of consolidated VIEs with a carrying value of $239 million and $255 million as of September 30, 2014 and December 31, 2013, respectively, and non-recourse debt of consolidated VIEs with a carrying value of $37 million and $41 million as of September 30, 2014 and December 31, 2013, respectively.

We believe the carrying amounts of our current financial assets and liabilities and other financing receivables approximated fair value as of September 30, 2014 and December 31, 2013. Our estimates of the fair values were determined using available market information and appropriate valuation methods. Considerable judgment is necessary to interpret market data and develop the estimated fair values. Proper classification of fair value measurements within the valuation hierarchy is considered each reporting period. The use of different market assumptions or estimation methods may have a material effect on the estimated fair value amounts.

Cash equivalents and restricted cash equivalents primarily consisted of short-term interest-bearing money market funds with maturities of less than 90 days, time deposits and commercial paper. The estimated fair values were based on available market pricing information of similar financial instruments.

The estimated fair values of our timeshare financing receivables were based on the expected future cash flows discounted at risk-adjusted rates. The primary sensitivity in these calculations is based on the selection of appropriate discount rates. Fluctuations in these assumptions will result in different estimates of fair value. An increase in the discount rates would result in a decrease in the fair values.

We measure our interest rate swaps at fair value, which were estimated using an income approach. The primary inputs into our fair value estimate include interest rates and yield curves based on observable market inputs of similar instruments.

The estimated fair values of our Level 1 long-term debt were based on prices in active debt markets. The estimated fair values of our Level 2 long-term debt were based on bid prices in a non-active debt market. The estimated fair values of our Level 3 fixed-rate long-term debt were estimated based on the expected future cash flows discounted at risk-adjusted rates. The primary sensitivity in these estimates is based on the selection of appropriate discount rates. Fluctuations in these assumptions will result in different estimates of fair value. An increase in the discount rates would result in a decrease in the fair values. The carrying amounts of our Level 3 variable-rate long-term debt and non-recourse debt approximated fair value as the interest rates under the loan agreements approximated current market rates. The estimated fair values of our Level 3 fixed-rate non-recourse debt were primarily based on indicative quotes received for similar issuances.

As a result of our acquisition of the remaining ownership interest in certain equity method investments, which occurred during the nine months ended September 30, 2014, we measured financial and nonfinancial assets and liabilities at fair value on a nonrecurring basis (see Note 3: “Acquisitions”), as follows:

Fair Value(1)
(in millions)
Property and equipment	$144
Long-term debt	64

(1)	Fair value measurements using significant unobservable inputs (Level 3).

We estimated the fair value of the property and equipment using discounted cash flow analyses, with an estimated stabilized growth rate of 2 percent to 3 percent, discounted cash flow terms ranging from 11 years to 13 years, a terminal capitalization rate of 10 percent to 11 percent and a discount rate of 9 percent to 11 percent. The discount and terminal capitalization rates used for the fair value of the assets reflect the risk profile of the individual markets where the assets are located, and are not necessarily indicative of our hotel portfolio as a whole.

The fair value of the long-term debt assumed approximated the carrying amount as the interest rate under the loan agreement approximated current market rates.

Note 17: Fair Value Measurements

The carrying amounts and estimated fair values of our financial assets and liabilities, which included related current portions, were as follows:

	December 31, 2013
		Hierarchy Level
	Carrying Amount	Level 1	Level 2	Level 3
	(in millions)
Assets:
Cash equivalents	$309	$—	$309	$—
Restricted cash equivalents	107	—	107	—
Timeshare financing receivables	994	—	—	996
Interest rate swaps	10	—	10	—
Liabilities:
Long-term debt(1)(3)	11,682	57	1,560	10,358
Non-recourse debt(2)(3)	672	—	—	670

	December 31, 2012
		Hierarchy Level
	Carrying Amount	Level 1	Level 2	Level 3
	(in millions)
Assets:
Cash equivalents	$561	$—	$561	$—
Restricted cash equivalents	322	—	322	—
Timeshare financing receivables	984	—	—	987
Liabilities:
Long-term debt(1)(3)	15,492	152	—	15,716

(1)	Excludes capital lease obligations with a carrying value of $73 million and $83 million as of December 31, 2013 and 2012, respectively.
(2)	Represents the Securitized Timeshare Debt and the Timeshare Facility.
(3)	Includes current maturities.

We believe the carrying amounts of our current financial assets and liabilities and other financing receivables approximated fair value as of December 31, 2013 and 2012. Our estimates of the fair values were determined using available market information and appropriate valuation methods. Considerable judgment is necessary to interpret market data and develop the estimated fair value. Proper classification of fair value measurements within the valuation hierarchy is considered each reporting period. The use of different market assumptions or estimation methods may have a material effect on the estimated fair value amounts.

Cash equivalents and restricted cash equivalents primarily comprise short-term interest-bearing money market funds with maturities of less than 90 days, time deposits and commercial paper. The estimated fair values were based on available market pricing information of similar financial instruments.

The estimated fair value of our timeshare financing receivables were based on the expected future cash flows discounted at risk-adjusted rates. The primary sensitivity in these estimates is based on the selection of appropriate discount rates. Fluctuations in these assumptions will result in different estimates of fair value. An increase in the discount rate would result in a decrease in the fair value.

We measure our interest rate swaps at fair value which were estimated using an income approach. The primary inputs into our fair value estimate include interest rates and yield curves based on observable market inputs of similar instruments.

The estimated fair value of our Level 1 long-term debt was based on prices in active debt markets. The estimated fair value of our Level 2 long-term debt was based on bid prices in a non-active debt market. The estimated fair values of our Level 3 fixed-rate long-term debt were estimated based on the expected future cash flows discounted at risk-adjusted rates. The primary sensitivity in these estimates is based on the selection of appropriate discount rates. Fluctuations in these assumptions will result in different estimates of fair value. An increase in the discount rate would result in a decrease in the fair value. The estimated fair values of our Level 3 fixed-rate non-recourse debt were primarily based on indicative quotes received for similar issuances.

As of December 31, 2013, the carrying amounts of certain of our Level 3 variable-rate long-term debt and non-recourse debt approximated fair value as the interest rates under the loan agreements approximated current market rates. As of December 31, 2012, the estimated fair value of our Level 3 variable-rate long-term debt was based on estimates of market spreads when quoted market values did not exist, on the current rates offered to us for debt of the same maturities or quoted market prices for the same or similar issues. In determining the current market rate for the fixed rate debt, a market spread was added to the quoted yields on federal government treasury securities with similar maturity dates. The primary sensitivity in these estimates is based on the selection of appropriate market spreads. Fluctuations in these assumptions will result in different estimates of fair value. An increase in the market spread would result in a decrease in the fair value.

No financial or nonfinancial assets were measured at fair value on a nonrecurring basis as of December 31, 2013. The estimated fair values of our financial and nonfinancial assets that were measured at fair value on a nonrecurring basis as a result of impairment losses were as follows:

	Year Ended December 31,
	2012		2011
	Fair Value(1)	Impairment Losses	Fair Value(1)	Impairment Losses
	(in millions)
Property and equipment, net	$24	$53	$5	$20
Investments in affiliates	29	20	205	141

(1)	Fair value measurements using significant unobservable inputs (Level 3).

During the years ended December 31, 2012 and 2011, property and equipment, net with a carrying value of $77 million and $25 million before impairment, respectively, was reduced to its estimated fair value, resulting in impairment losses of $53 million and $20 million, respectively. Using estimates of undiscounted net cash flows, we concluded that the carrying values of the assets were not fully recoverable. We estimated the fair value of the assets using discounted cash flow analyses, with estimated stabilized growth rates ranging from 2 percent to 3 percent, a discounted cash flow term of 10 years, terminal capitalization rates ranging from 8 percent to 9 percent and discount rates ranging from 9 percent to 12 percent. The discount and terminal capitalization rates used for the fair value of the assets reflect the risk profile of the individual markets where the assets are located, and are not necessarily indicative of our hotel portfolio as a whole.

During the years ended December 31, 2012 and 2011, investments in affiliates with a carrying value of $49 million and $346 million before impairment, respectively, were reduced to their estimated fair value, resulting in impairment losses of $20 million and $141 million, respectively, related to our investments in entities that own or lease hotels. We estimated the fair value of the investments using discounted cash flow analyses, with estimated stabilized growth rates ranging from 3 percent to 7 percent, a discounted cash flow term of 10 years, terminal capitalization rates ranging from 8 percent to 12 percent and discount rates ranging from 10 percent to 22 percent. The discount and terminal capitalization rates used for the fair value of our investments reflect the risk profile of the individual markets where the assets subject to our investment are located, and are not necessarily indicative of our investment portfolio as a whole.